SEMI-ANNUAL REPORT
================================================================================





                                                      Smith Barney

                                                      Municipal

                                                      Money Market

                                                      Fund, Inc.

                                                      --------------------------

                                                      September 30, 1995



                                                      Smith Barney Mutual Funds
                                              [LOGO]  Investing for your future.
                                                      Every day.

--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide the semi-annual report of the Smith Barney Municipal Money Market Fund, which includes unaudited financial statements for the six month period ended September 30, 1995. The Fund is managed to provide income exempt from Federal income tax, liquidity and principal stability.

As of September 30, 1995, the Municipal Money Market Fund's 7-day current yield was 3.62%. Its 7-day effective yield -- which reflects compounding -- was 3.68%. This means that investors in the 39.6% federal tax bracket would have to earn a 6.09% taxable yield to match the tax-free income provided by the Fund. The Fund's annualized tax-free yield was 3.33% for the twelve months ended September 30, 1995.

Economic Overview and
Interest Rate Outlook

After a significant slowdown during the first half of the year, the U.S. economy has moderately rebounded and is probably headed toward a 2% to 3% range of growth, as measured by real Gross Domestic Product (GDP). The pronounced deceleration in the first half resulted from a slowdown in consumer spending and housing starts, as well as a sizeable inventory correction as firms found themselves overstocked in a more slower growth economy. A strong rebound of the economy seems unlikely given the still cautious mood of consumers, some slowing of the capital goods spending boom, and continuing restraint of U.S. government expenditures. The inflation fundamentals look positive: slow economic growth, strong productivity growth, diminishing cost of materials, low unit labor costs, stable crude oil prices, and resistance to price increases by consumers and businesses. For interest rates, this economic scenario suggests a relatively stable pattern. We expect that short-term interest rates will probably hold near current levels or have a modest adjustment downward over the next six months.

Market Conditions and Portfolio Review

As of August 31, 1995, tax-free money fund assets have increased by $12.5 billion year-to-date, or 11.4%. This increase in assets was caused by a variety of reasons: flatness in the yield curve; the migration of bank customers to money funds; the calling of municipal securities; the new shorter settlement period; and concerns that certain tax reform proposals could eliminate the tax-advantaged status of municipal bonds. Investors who normally would have moved into bond mutual funds or longer-dated issues don't see the risk/reward ratio as in their favor at this point, especially for municipal bonds.

Currently, the average maturity of our portfolio holdings is 58 days and is expected to remain between 50-70 days for the near term. During the summer when state and local municipality issuers re-entered the marketplace, we extended the average maturity of the portfolio by approximately 25 days.

Please note that an investment in the Municipal Money Market Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Fund will be able to maintain a stable net asset value (NAV) of $1.00 per share.

We were saddened by the loss of an outstanding business leader and Trustee of the Portfolio: Ralph D. Creasman. He made significant contributions to his community and state. His wisdom and influence will be missed.

Thank you for your investment in the Municipal Money Market Fund and your continued confidence in our investment management approach.

Sincerely,


/s/ Heath B. McLendon                           /s/ Karen L. Mahoney-Malcomson

Heath B. McLendon                               Karen L. Mahoney-Malcomson
Chairman and                                    Vice President and
Chief Executive Officer                         Investment Officer


/s/ Lawrence T. McDermott

Lawrence T. McDermott
Vice President and
Investment Officer


November 9, 1995




2
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

Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)                                                       September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT            RATING                              SECURITY                                  VALUE
=============================================================================================================
Alabama -- 0.8%
 $ 2,000,000       VMIG 1  Alabama Private Colleges & University Facilities Authority
                             Revenue (College & University Equipment & Capital) 4.30%*       $ 2,000,000
   6,500,000       P-1     Alabama State IDA Revenue (Southern Coil Processing)
                             4.60%*(a)                                                         6,500,000
   3,600,000       NR++    Auburn IDB Industrial Revenue
                            (Sundstrand Corp. Project) 4.50%*(a)                               3,600,000
     110,000       VMIG 1  Birmingham Baptist Medical Center Special Care Facility
                             Financing Authority Revenue (Senior Living Community
                             Project) 4.40%*                                                     110,000
   1,500,000       NR++    Cintronelle IDB PCR Refunding (Akzo Chemicals Inc.
                             Project) 4.40%*                                                   1,500,000
   1,550,000       NR++    Cullman IDB Industrial Revenue (Pressac Project) 4.45%*             1,550,000
   1,400,000       VMIG 1  Decatur IDB Solid Waste Disposal Revenue
                             (Amoco Chemical Project) 4.60%*                                   1,400,000
   5,000,000       A-1     Huntsville IDB Industrial Revenue (Hitachi Seiki USA Project)
                             4.75%*(a)                                                         5,000,000
   1,000,000       NR++    Huntsville Madison County Airport Authority IDR
                             (Molex Project) 4.50%*(a)                                         1,000,000
   1,000,000       NR++    Jacksonville IDB Industrial Revenue (Parker Hannifin Corp.)
                             4.40%*                                                            1,000,000
                           Maplesville IDB Industrial Revenue (International Paper
                             Company Project):
   2,835,000       A-2           Series A 4.00% due 4/1/96**                                   2,835,000
   2,750,000       A-2           Series B 4.00% due 4/1/96**                                   2,750,000
   1,000,000       A-1     Mobile County (M&T Chemicals Project) Series 1984 4.65%*            1,000,000
   4,000,000       A-1     Montgomery BMC Special Care Facilities Financing Authority
                             Revenue (VHA Hospital Alabama ) Series D 4.20%*                   4,000,000
   2,900,000       A-      Selma IDB Solid Waste Disposal Revenue (International Paper
                             Company Project) 4.30% due 9/1/96**(a)                            2,900,000
-------------------------------------------------------------------------------------------------------------
                                                                                              37,145,000
-------------------------------------------------------------------------------------------------------------
Alaska -- 0.3%
                           Alaska Industrial Development & Export Authority,
                              Spenard Builders:
   1,175,000       VMIG 1       Lot #3 4.35%*                                                  1,175,000
   1,520,000       VMIG 1       Lot #4 4.35%*                                                  1,520,000
  12,580,000       VMIG 1  Alaska State Housing Finance Corporation Muni Trust Receipts
                             4.50%*                                                           12,580,000
-------------------------------------------------------------------------------------------------------------
                                                                                              15,275,000
-------------------------------------------------------------------------------------------------------------


                       See Notes to Financial Statements.

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

Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                              SECURITY                               VALUE
=============================================================================================================
Arizona -- 2.9%
                             Apache County IDA PCR Tucson Electric Power Company:
 $   1,300,000     VMIG 1      Series A 4.375%*                                          $   1,300,000
     2,000,000     A-1+        Springville Project 4.35%*                                    2,000,000
                             Arizona Educational Loan Marketing Corporation Education
                              Loan Revenue:
    10,000,000     VMIG 1      Series 90A 4.50%*(a)                                         10,000,000
    22,800,000     VMIG 1      Series 91A 4.40%*(a)                                         22,800,000
     1,795,000     VMIG 1    Arizona Health Facility Authority Revenue (Arizona Volunteer
                               Hospital) Series B 4.35%*                                     1,795,000
     7,250,000     A-1+      Coconino County PCR (Arizona Public Services - Navajo Project)
                                 4.65%*(a)                                                   7,250,000
    17,800,000     A-1+      Maricopa County PCR (Public Service Co. New Mexico) 4.40%*     17,800,000
                             Maricopa County PCR (Arizona Public Service Co.):
     2,500,000     A-1+        Series 1994B 4.45%*                                           2,500,000
     2,200,000     A-1+        Series 1994C 4.55%*                                           2,200,000
     4,600,000     VMIG 1    Phoenix Muni Trust Receipts Series 16A 4.40%*                   4,600,000
                             Phoenix IDA Multi-Family Housing Revenue:
     5,100,000     A-1         Paradise Shadows II Apartments 4.35%*                         5,100,000
     2,100,000     A-1         Southwest Village Project Series A 4.35%* 2,100,000
     4,000,000     NR++      Phoenix IDA IDR Refunding (Sunstrand Corporation) 4.40%*        4,000,000
                             Pima County IDA Industrial Revenue:
    41,000,000     VMIG 1      Tucson Electric Series A 4.40%*                              41,000,000
    11,000,000     VMIG 1      Updates - Tucson Electric Power Company 4.35%*               11,000,000
     1,900,000     P-1       Tempe IDA IDR (Schreiber Foods Inc. Project) 4.60%*(a)          1,900,000
     3,750,000     A-1+      Tempe Arizona IDA Multi-Family Revenue (Elliot's Crossing
                               Apartment Project) 4.35%*(a)                                  3,750,000
--------------------------------------------------------------------------------------------------------------
                                                                                           141,095,000
--------------------------------------------------------------------------------------------------------------
Arkansas -- 1.5%
     2,650,000     NR++      Atkins IDR (Green Bay Foods Project) 4.50%*(a)                  2,650,000
                             Little River County Solid Waste Disposal Revenue:
     4,700,000     A-1         Georgia Pacific Corp. Project 4.45%*(a)                       4,700,000
    20,450,000     P-1         Nekoosa Papers Project 4.55%*(a)                             20,450,000
    35,000,000     P-1         Nekoosa Papers Project Series A 4.55%*(a)                    35,000,000
     6,000,000     VMIG 1    Searcy IDR (Kohler Project) 4.50%*(a)                           6,000,000
     1,000,000     NR++      Sheridan IDR (Kohler Project) 4.40%*                            1,000,000
     3,550,000     A-1+      Warren Solid Waste Disposal Revenue (Potlatch Corporation
                               Project) 4.50%*(a)                                            3,550,000
--------------------------------------------------------------------------------------------------------------
                                                                                            73,350,000
--------------------------------------------------------------------------------------------------------------
California -- 15.3%
     5,700,000     SP-1+     Acalanes Union High School District TRAN 4.50% due 7/5/96       5,724,963
    22,000,000     SP-1+     Anaheim TRAN 4.75% due 6/28/96                                 22,152,562


                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
California -- 15.3% (continued)
 $   9,700,000     SP-1+     Antioch Union School District TRAN 4.75% due 7/5/96         $   9,767,378
    10,600,000     SP-1+     Berkeley Union School District TRAN 4.75% due 7/5/96           10,673,630
                             California Higher Education Loan Authority Inc. Student
                              Loan Revenue Refunding:
    12,700,000     VMIG 1      Senior Lien Series A-1 4.35%*                                12,700,000
    22,000,000     VMIG 1      Series A-1 4.35%*                                            22,000,000
       750,000     VMIG 1      Series E-1 4.50%*(a)                                            750,000
                             California Health Facilities Financing Authority Revenue:
     5,000,000     VMIG 1      Adventist Health 91B 4.10%*                                   5,000,000
    12,000,000     VMIG 1      Catholic Healthcare West 4.15%*                              12,000,000
     7,200,000     VMIG 1      Kaiser Permanente Series 93A 4.20%*                           7,200,000
     1,000,000     VMIG 1    California PCFA Resource Recovery (Atlantic Ritchfield
                               Company project) 4.60%*(a)                                    1,000,000
     2,200,000     A-1       California PCFA Resource Recovery (Wadham Energy) 4.45%*(a)     2,200,000
                             California PCFA Solid Waste Disposal Revenue:
     4,500,000     VMIG 1      Shell Oil Martinez Project 4.55%*(a)                          4,500,000
     5,400,000     VMIG 1      Sierra Pacific Industries Inc. Projects 4.50%*                5,400,000
    18,600,000     A-1+      California PCFA PCR Refunding (Pacific Gas & Electric)
                               Series 1988D 4.20% due 10/11/95**                            18,600,000
    50,000,000     SP-1+     California School Cash Reserve Program Authority Pool-Series A
                               4.75% due 7/3/96                                             50,363,058
   157,270,000     MIG 1     California State RAW Series C 5.75% due 4/25/96               158,639,067
    34,780,000     VMIG 1    California State Muni Trust Receipts 4.54%*                    34,780,000
     2,800,000     VMIG 1    California Statewide Communities Development Authority COP
                               (Sutter Health Obligation Group) 4.30%*                       2,800,000
    53,725,000     MIG 1     California Statewide Communities Development Authority
                               Revenue TAN Series A 4.75% due 7/5/96                        53,978,063
     9,500,000     SP-1+     Fremont Union High School District Santa Clara
                               County TAN 4.75% due 7/5/96                                   9,565,989
     4,500,000     SP-1+     Goleta Union School District TRAN 4.75% due 7/5/96              4,521,318
    40,700,000     VMIG 1    Irvine California Public Facilities and Infrastructure Authority
                               Lease Revenue (Capital Improvement Project) 4.40%*           40,700,000
     2,770,000     VMIG 1    Los Angeles Community Redevelopment Agency Multi-Family
                               Housing Revenue (Skyline at Southpark Project) 4.35%*         2,770,000
    54,450,000     SP-1+     Los Angeles County Educational Pooled TRAN Series A
                               4.75% due 7/5/96                                             54,690,176
     4,000,000     A-1+      Los Angeles County Housing Authority Multi-Family Housing
                               Revenue Series K 3.80%*                                       4,000,000
     8,750,000     A-1+      Los Angeles County Sanitation District Financing Authority
                               Revenue Muni Trust Receipts 4.40%*                            8,750,000
    52,100,000     MIG 1     Los Angeles County TRAN 4.50% due 7/1/96                       52,347,775
     2,590,000     A-1+      Los Angeles Department Water and Power Electric Plant
                               Revenue 4.45%*                                                2,590,000

                       See Notes to Financial Statements.

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

Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
California -- 15.3% (continued)
 $   1,000,000     A-1+      Los Angeles Multi-Family Revenue (Housing Loans to Lender
                               Program) 4.65%*(a)                                        $   1,000,000
    10,095,000     SP-1+     Los Angeles Union School District TRAN 4.50% due 7/3/96        10,130,545
     3,200,000     SP-1+     Martinez Unified School District TRAN 4.50% due 7/5/96          3,216,135
     1,500,000     A-1+      Metropolitan Water District Southern Waterworks Revenue
                               Muni Trust Receipts 4.45%*                                    1,500,000
     3,800,000     SP-1+     Moreland Elementary School District TRAN 4.50% due 7/5/96       3,816,542
    25,000,000     SP-1+     Riverside County School Financing Authority School District
                               RAN 4.75% due 7/18/96                                        25,104,698
    49,500,000     MIG 1     Riverside County TRAN 4.75% due 7/1/96                         49,767,127
     2,550,000     A-1+      San Bernardino Multi-Family Housing Revenue
                               (Quail Apartments) 4.20%*                                     2,550,000
     8,000,000     VMIG 1    Santa Clara County Financing Authority Lease Revenue 4.30%*     8,000,000
     8,315,000     VMIG 1    Santa Cruz County Public Financing Authority Revenue
                               Muni Trust Receipts 4.40%*                                    8,315,000
     5,000,000     SP-1+     San Leandro Unified School District TRAN 4.50% due 7/5/96       5,025,591
     5,000,000     SP-1+     San Mateo Union High School District TRAN 4.75% due 7/5/96      5,023,687
     5,000,000     SP-1+     Sunnyvale Elementary School District TAN 4.50% due 7/5/96       5,020,069
     3,500,000     MIG 1     Yolo County TRAN 4.75% due 7/5/96                               3,514,029
--------------------------------------------------------------------------------------------------------------
                                                                                           752,147,402
--------------------------------------------------------------------------------------------------------------
Colorado -- 1.0%
     6,800,000     A-1       Adams County (Clear Creek Business) 4.35%*                      6,800,000
     4,915,000     VMIG 1    Arapahoe County School (Cherry Creek) Muni Trust
                               Receipts 4.60%*                                               4,915,000
                             Colorado HFA Economic Development Revenue:
     7,200,000     NR++        Celestial Seasonings 3.90%*(a)                                7,200,000
    13,000,000     VMIG 1      Grant Plaza Project 4.525%*                                  13,000,000
    13,500,000     VMIG 1    Denver (City & County of) Airport Revenue Series D 4.50%*(a)   13,500,000
     3,700,000     VMIG 1    Douglas County Multi-Family Housing Revenue (Autumn
                               Chase Project) 4.35%*                                         3,700,000
     1,300,000     VMIG 1    Regional Transportation District Special Passenger Fare
                               Revenue 4.50%*                                                1,300,000
--------------------------------------------------------------------------------------------------------------
                                                                                            50,415,000
--------------------------------------------------------------------------------------------------------------
Connecticut -- 0.3%
    15,000,000     VMIG 1    Connecticut State Development Authority PCR (Connecticut
                               Light & Power Co. Project) Series B 4.50%*(a)                15,000,000
--------------------------------------------------------------------------------------------------------------
Delaware -- 5.2%
                             Delaware State Economic Development Authority
                              (Hospital Billing Collection Service):
    97,920,000     VMIG 1      Series A 4.40%*                                              97,920,000
    35,000,000     VMIG 1      Series B 4.40%*                                              35,000,000
    95,400,000     VMIG 1      Series C 4.40%*                                              95,400,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Delaware -- 5.2% (continued)
 $   2,300,000     VMIG 1    Delaware State Economic Development Authority Revenue
                               (Delmarva Power & Light Co. Project) 4.75%*(a)            $   2,300,000
     5,900,000     VMIG 1    Delaware State Economic Development Authority Revenue
                               Gas Facilities (Delmarva Project) 4.40%*                      5,900,000
     1,100,000     VMIG 1    Delaware State Economic Development Authority Revenue
                               Gas Facilities (Delmarva Power & Light) 4.75%*(a)             1,100,000
     2,550,000     NR++      Delaware State Health Facilities Authority Revenue Muni Trust
                               Receipts 4.60%*                                               2,550,000
    18,505,000     AAA       Delaware State Housing Authority Revenue Muni Trust Receipts
                               4.10% due 12/1/95**(a)                                       18,505,000
--------------------------------------------------------------------------------------------------------------
                                                                                           258,675,000
--------------------------------------------------------------------------------------------------------------
District of Columbia -- 0.7%
                             District of Columbia GO Refunding:
     1,500,000     VMIG 1      Series A-1 4.65%*                                             1,500,000
     2,200,000     VMIG 1      Series A-3 4.65%*                                             2,200,000
     1,000,000     VMIG 1      Series B-1 5.00%*                                             1,000,000
     4,700,000     VMIG 1      Series B-2 5.00%*                                             4,700,000
     4,900,000     VMIG 1      Series B-3 5.00%*                                             4,900,000
    13,490,000     VMIG 1    District of Columbia Housing Finance Agency
                               (Village at McLean Gardens) 4.40%*                           13,490,000
     5,120,000     VMIG 1    District of Columbia Muni Trust Receipts 4.75%*                 5,120,000
     3,850,000     VMIG 1    District of Columbia Revenue George Washington University
                               Series A 4.40%*                                               3,850,000
--------------------------------------------------------------------------------------------------------------
                                                                                            36,760,000
--------------------------------------------------------------------------------------------------------------
Florida -- 1.4%
     3,000,000     MIG 1     Broward County HFA Multi-Family Housing Revenue (Welleby
                               Apartments Project) 4.45%*                                    3,000,000
       300,000     VMIG 1    Dade County IDA (Florida Power & Light Company) 4.50%*            300,000
     4,000,000     VMIG 1    Dade County Aviation Revenue Aviation Facility Series A 4.40    4,000,000
       500,000     VMIG 1    Dade County Aviation Special Obligation Capital Asset
                               Acquisition 4.55%*                                              500,000
                             Dade County IDA IDR:
     1,205,000     A-1+        Arlington Sales Project 4.70%*                                1,205,000
     1,020,000     A-1+        Dynacolor Graphics Project 4.70%*                             1,020,000
                             Florida Housing Finance Agency Multi-Family Housing:
       300,000     A-1         Series LL Village Place Project 4.30%*                          300,000
     2,200,000     A-1         Series OO Oak at Mill Creek 4.30%*                            2,200,000
     1,400,000     A-1         Series TT River Oaks Apartments Project 4.45%*                1,400,000
     3,200,000     A-1         Series UU Vinyard II Project 4.45%*                           3,200,000
     5,500,000     A-1         Series YY Monterey Meadows Apartments 4.35%*                  5,500,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Florida -- 1.4% (continued)
 $   6,920,700     VMIG 1    Florida State Board Education Capital Outlay Muni Trust
                               Receipts 4.65%*                                             $ 6,920,700
     1,500,000     NR++      Hendry County IDA IDR (Savannah Foods & Industry
                               Project) 4.80%*                                               1,500,000
     6,200,000     VMIG 1    Hillsborough County IDA PCR (Tampa Electric Company)
                                3.85%*                                                       6,200,000
       600,000     VMIG 1    Jacksonville PCR (Florida Power & Light
                                Company Project) 4.50%*                                        600,000
     2,300,000     VMIG 1    Ocean Highway & Port
                               Authority Revenue 4.40%*(a)                                   2,300,000
                             Orange County HFA Mortgage Revenue:
     7,045,000     VMIG 1      Series B Muni Trust Receipts 4.10%* due 12/1/95**(a)          7,045,000
    11,160,000     VMIG 1      Series E Muni Trust Receipts 4.10%* due 12/1/95**(a)         11,160,000
     2,200,000     VMIG 1    Pasco County HFA Multi-Family Revenue
                               (Carlton Arms Magnolia) 4.65%*                                2,200,000
     1,665,000     A-1+      Pinellas County HFA Single-Family Mortgage Revenue 4.55%*       1,665,000
     2,350,000     NR++      Pinellas County Industrial Council IDR (Molex ETC Inc. Project)
                               4.50%*(a)                                                     2,350,000
     1,300,000     A-1+      St. Lucie County Solid Waste Disposal Revenue (Florida Light &
                               Power Co.) 4.60%*                                             1,300,000
     1,600,000     VMIG 1    University Athletic Association Florida Capital Improvement
                               Revenue 4.50%*                                                1,600,000
--------------------------------------------------------------------------------------------------------------
                                                                                            67,465,700
--------------------------------------------------------------------------------------------------------------
Georgia -- 2.0%
     5,000,000     A-1+      Albany Dougherty Payroll Development PCR (Merck & Co.) 4.65%*   5,000,000
     1,700,000     VMIG 1    Burke County Development Authority PCR (Georgia Power
                               Company) 4.45%*                                               1,700,000
                             Clayton County Housing Authority Multi-Family Housing Revenue:
     2,000,000     VMIG 1      Kimberly Forest Series B 4.30%*                               2,000,000
     1,500,000     VMIG 1      Rainwood Development 4.125%*                                  1,500,000
     4,055,000     A-1+      Cobb County Multi-Family Housing (Williamstown Apartment
                               Project) 4.50%*                                               4,055,000
     2,750,000     A3        Crisp County Development Authority Solid Waste Disposal
                               Revenue (International Paper Company) 4.30% due 9/1/96**(a)   2,750,000
     6,260,000     A-1+      DeKalb County Development Authority PCR (General Motors
                               Corporation Project) 4.60%*                                   6,260,000
     6,500,000     VMIG 1    Georgia State Muni Trust Receipts Series 19D 4.40%* 6,500,000
     4,835,000     VMIG 1    Georgia State Muni Trust Receipts 4.60%*                        4,835,000
     5,000,000     NR++      Harralson County Development IDR (Gold Kist Project) 4.50%*(a)  5,000,000
     2,000,000     VMIG 1    Jackson County IDA IDR (Mitsubishi Consumer Electronics
                               American Inc. Project) 4.75%*                                 2,000,000
     5,000,000     A-1+      Marietta Housing Authority Multi-Family Revenue Refunding
                               (Concepts 21 Apartments) 4.30%*                               5,000,000
     5,000,000     A-1+      Municipal Electricity Authority Special Obligation Muni Trust
                               Receipts 4.50%*                                               5,000,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Georgia -- 2.0% (continued)
 $  20,950,000     VMIG 1    Municipal Electricity Authority General Resolution Series B
                               4.05% due 10/10/95**                                      $  20,950,000
     3,200,000     NR++      Pike County IDA IDR (Thomaston Mills Inc. Project) 4.50%*(a)    3,200,000
     3,000,000     NR++      Richmond County Development Authority Revenue Refunding
                               (General Signal) 4.45%*                                       3,000,000
     4,000,000     VMIG 1    Savannah Economic Development Authority IDR
                               (Fuji Vegetable Oil Project) 4.50%*(a)                        4,000,000
     3,800,000     P-1       Savannah Port Authority (Powell Duff) 4.50%*                    3,800,000
     3,500,000     Aa2       Smyrna Housing Authority Multi-Family Housing Revenue
                               (Walton Grove Project) 4.50%*                                 3,500,000
     2,700,000     VMIG 1    Thomaston-Upson County IDA Revenue
                               (De Ster Production Corp.) Series A 4.55%*(a)                 2,700,000
                             Tift County IDA IDR (Queen Carpet Corp. Project):
     3,000,000     NR++        Series A 4.50%*(a)                                            3,000,000
     1,500,000     NR++        Series B 4.40%*                                               1,500,000
     1,850,000     NR++      Villa Rica Development Authority IDR (Lowes Home Centers
                               Inc. Project) 4.40%*                                          1,850,000
     1,500,000     NR++      Winder-Barrow Industrial Building Authority IDR
                               (Southeastern Metal Inc. Project) 4.50%*(a)                   1,500,000
--------------------------------------------------------------------------------------------------------------
                                                                                           100,600,000
--------------------------------------------------------------------------------------------------------------
Hawaii -- 0.5%
                             Hawaii State Muni Trust Receipts:
     9,500,000     VMIG 1      Series BZ/12A 4.40%*                                          9,500,000
     9,500,000     VMIG 1      Series BZ/12B 4.40%*                                          9,500,000
                             Hawaii State Housing Finance & Development Corporation Revenue:
     3,800,000     VMIG 1      Updates-Rental Housing Systems Series A 4.40%*                3,800,000
     3,200,000     VMIG 1      Affordable Rental Housing Program A 4.40%*                    3,200,000
--------------------------------------------------------------------------------------------------------------
                                                                                            26,000,000
--------------------------------------------------------------------------------------------------------------
Idaho -- 0.1%
     4,500,000     A-1       Twin Falls IDR (Longview Fibre Co. Project) 4.55%*              4,500,000
--------------------------------------------------------------------------------------------------------------
Illinois -- 3.1%
    11,200,000     P-1       Bolingbrook Multi-Family Revenue Housing Redevelopment
                               (Amberton Apartments) 4.55%*(a)                              11,200,000
    30,745,000     VMIG 1    Chicago GO Tender Notes Series B 4.60% due 10/31/95**          30,753,515
     4,700,000     VMIG 1    Chicago Gas Supply Revenue (Peoples Gas Light & Coke Co.)
                               93B 4.95% due 12/1/95**                                       4,700,000
     3,300,000     A-1+      Chicago Muni Trust Receipts 4.50%*                              3,300,000
     9,000,000     VMIG 1    Chicago O'Hare International Airport Revenue General Airport
                               2nd Lien-B 3.80% due 1/1/96**                                 9,000,000
    11,500,000     VMIG 1    Chicago O'Hare International Airport Revenue Second
                               Lien-B 4.50%*(a)                                             11,500,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Illinois -- 3.1% (continued)
                             Illinois Development Finance Authority IDR:
 $     800,000     VMIG 1      Alcan-Toyo America Project 4.80%*(a)                      $     800,000
     1,000,000     A-1+        Columbia Graphics Corp. Project 4.60%*(a)                     1,000,000
       800,000     A-1         U.G.N. Inc. Project 4.85%*(a)                                   800,000
     1,500,000     VMIG 1    Illinois Development Finance Authority PCR
                               (Amoco Oil Co.) 4.45%*                                        1,500,000
     1,000,000     NR++      Illinois Development Finance Authority Economic Development
                               Revenue (Molex Inc. Project) 4.40%*                           1,000,000
                             Illinois Development Finance Authority Revenue:
    10,300,000     A-1+        Residential Brookdale Project 6.00%*(a)                      10,300,000
     5,600,000     A-1+        Safety Education (Foundation for Safety) 4.35%*               5,600,000
     6,400,000     A-1+      Illinois Educational Facilities Authority Revenue
                               (National College Education) 4.45%*                           6,400,000
                             Illinois Health Facilities Authority Revenue:
     1,000,000     VMIG 1      Childrens Memorial Hospital Project 4.35%*                    1,000,000
     3,000,000     VMIG 1      Franciscan Sisters Series B 4.10%*                            3,000,000
     7,500,000     VMIG 1      Parkside Development Corp. 4.40%*                             7,500,000
     3,000,000     A-1         The Streeterville Corp. 4.35%*                                3,000,000
     4,000,000     VMIG 1      University of Chicago Hospital 4.40%*                         4,000,000
     8,000,000     VMIG 1      West Surburban Hospital 4.35%*                                8,000,000
     3,255,000     A-1+      Illinois State Sales Tax Revenue Muni Trust Receipts 4.50%*     3,255,000
     1,400,000     A-1+      Joliet Regional Port District Marine Terminal Revenue
                               (Exxon Project) 4.50%*                                        1,400,000
     4,000,000     NR++      Paris IDR (Simonton Building Products Inc.) 4.50%*              4,000,000
    15,735,000     A-1+      Regional Transportation Authority Muni Trust Receipts 4.50%*   15,735,000
     1,700,000     A-1       Savanna IDR (Metform Corporation Project) 4.40%*(a)             1,700,000
     4,750,000     VMIG 1    Southwestern Development Authority Solid Waste Disposal
                               Revenue (Shell Oil Co. Wood River Project) 4.60%*(a)          4,750,000
--------------------------------------------------------------------------------------------------------------
                                                                                           155,193,515
--------------------------------------------------------------------------------------------------------------
Indiana -- 2.5%
     4,400,000     A-1+      Allen County Economic Development Revenue (Kransco Project)
                                4.55%*(a)                                                    4,400,000
     2,000,000     NR++      Crawfordsville IDR (National Service Industry Inc. Project)     2,000,000
    38,665,000     MIG 1     Evansville Hospital Authority Revenue (St. Mary's Medical
                                Center of Evansville Inc.) 4.45%*                           38,665,000
       100,000     VMIG 1    Fort Wayne Indiana Hospital Authority (Parkview Memorial
                               Hospital) 4.60%*                                                100,000
     4,300,000     P-1       Frankfort Economic Development Revenue (General Seating
                               of America Project) 4.60%*(a)                                 4,300,000
    12,355,000     MIG 1     Hamilton County Hospital Authority Revenue Daughters of
                               Charity (St. Vincent Hospital & Healthcare Center Inc. -
                               Carmel Hospital Project) 4.45%*                              12,355,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Indiana -- 2.5% (continued)
 $   1,500,000     VMIG 1    Hammond PCR (Amoco Oil Co.) 4.45%*                            $ 1,500,000
    11,000,000     VMIG 1    Indiana Health Facilities Financing Authority Hospital Revenue
                               (Deaconess Hospital Inc.) 4.50%*                             11,000,000
    11,000,000     MIG 1     Indiana Secondary Market Educational Loans Inc. Education
                               Loan Revenue Series B 4.50%*(a)                              11,000,000
     1,000,000     A-1+      Indiana State Development Finance Authority IDR
                               (Red Gold Inc. Project) 4.60%*                                1,000,000
    18,250,000     A-1+      Indiana State Development Finance Authority Solid Waste
                               Disposal Revenue (Pure Air on Lake Project) Series A
                               3.85% due 11/9/95**(a)                                       18,250,000
     5,300,000     VMIG 1    Indiana Secondary Market Educational Loans Inc. Student Loan
                               Revenue Series B 4.50%*(a)                                    5,300,000
     3,300,000     A-1+      Ossian Economic Development Revenue (Walbro Auto
                               Corporation Project) 4.60%*(a)                                3,300,000
     1,300,000     NR++      Plymouth IDR (Dean Foods Company Project) 4.40%*                1,300,000
     1,295,000     VMIG 1    Richmond Economic Development Revenue (Beverly Enterprises
                               Indiana) 3.80%*                                               1,295,000
     3,100,000     AAA       Rockport PCR (AEP Generating Co.) 3.85%*                        3,100,000
     2,900,000     A-1       Shelbyville Economic Development Revenue (Nippisun
                               Indiana Corporation Project) 4.65%*(a)                        2,900,000
--------------------------------------------------------------------------------------------------------------
                                                                                           121,765,000
--------------------------------------------------------------------------------------------------------------
Iowa -- 0.3%
     1,500,000     NR++      Cedar Rapids IDR Refunding (McKesson Corp. Project) 4.40%*      1,500,000
       870,000     A-1+      Dubuque IDR (Swiss Valley Farms Co. Project) 4.45%*(a)            870,000
     9,200,000     VMIG 1    Iowa Higher Education Loan Authority Revenue Education Loan
                               Private College Facilities 4.30%*                             9,200,000
     2,630,000     VMIG 1    Polk County Hospital Equipment & Improvement Revenue 4.30%*     2,630,000
--------------------------------------------------------------------------------------------------------------
                                                                                            14,200,000
--------------------------------------------------------------------------------------------------------------
Kansas -- 1.3%
     2,100,000     VMIG 1    Butler County Solid Waste Disposal Facility Revenue (Texaco
                               Refining & Marketing) Series A 4.65%*(a)                      2,100,000
     9,500,000     VMIG 1    Butler County Solid Waste Disposal & Cogeneration Revenue
                               (Texaco Refining & Marketing Project) Series B 4.65%(a)       9,500,000
     3,400,000     Aa1       Fredonia Revenue Exempt Facilities 4.70%*(a)                    3,400,000
     8,600,000     A-1       Mission Multi-Family Housing Revenue (Woodland Village
                               Project) 4.35%*                                               8,600,000
    14,000,000     Aa2       Sedwick County Airport Facility Revenue (Flight Safety
                               International Inc. Project) 4.50%*                           14,000,000
    16,750,000     VMIG 1    Shawnee Multi-Family Housing Revenue (Hampton Woods
                               Apartments) 3.80%*                                           16,750,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Kansas -- 1.3% (continued)
                             Wichita Airport Authority Airport Facilities Revenue
                               (Flight Safety International Project):                    $   1,750,000
 $   1,750,000     NR++        Series 90A 4.40%*                                             1,750,000
     6,170,000     NR++        Series 92A 4.50%*(a)                                          6,170,000
     3,000,000     VMIG 1    Wichita Revenue (CSJ Health System Wichita) 4.40%*              3,000,000
--------------------------------------------------------------------------------------------------------------
                                                                                            65,270,000
--------------------------------------------------------------------------------------------------------------
Kentucky -- 1.9%
     6,000,000     NR++      Berea IDR (Tokico Manufacturing Corporation Project) 4.35%*     6,000,000
     3,250,000     NR++      Calbert City PCR (BOC Group Inc. Project) 4.40%*(a)             3,250,000
     3,500,000     NR++      Carrol County IDR (Kentucky Ladder Company Project) 4.50%*(a)   3,500,000
     1,700,000     VMIG 1    Daviess County Solid Waste Disposal Facility Revenue
                               (Scott Paper Co.) 4.60%*(a)                                   1,700,000
    21,685,000     NR++      Hancock County Industrial Building Revenue (Southwire
                               Company Project) 4.60%*                                      21,685,000
     1,000,000     NR++      Hancock County PCR Variable Refunding (Southwire Company
                               Project) 4.60%*                                               1,000,000
     1,684,000     A-1       Jefferson County IDR (Belknap Inc. Project) 3.85%*              1,684,000
     2,000,000     VMIG 1    Kentucky Association of Counties Reinsurance Trust Revenue
                               4.50%*                                                        2,000,000
     8,000,000     VMIG 1    Kentucky Housing Corporation Housing Revenue Series E 3.70%
                               due 12/20/95**(a)                                             8,000,000
     1,300,000     NR++      Louisville IDR Refunding (National Service Industries Inc. Project)
                               4.40%*                                                        1,300,000
    44,300,000     NR++      Ohio County PCR (Big Rivers Electric Corp.) 4.55%*             44,300,000
--------------------------------------------------------------------------------------------------------------
                                                                                            94,419,000
--------------------------------------------------------------------------------------------------------------
Louisiana -- 2.3%
                             Calcasieu Parish Inc. IDB:
     7,900,000     VMIG 1      Environmental Revenue (Citgo Petroleum Corp.) 4.60%*(a)       7,900,000
     9,700,000     VMIG 1      PCR (Citgo Petroleum Corp.) 4.20%*                            9,700,000
     1,500,000     P-1       Iberville Parish PCR (Dow Chemical Company Project) 4.50%*      1,500,000
     1,410,000     NR++      Kentwood IDR Refunding (Suntory Water Group Inc.) 4.40%*        1,410,000
     1,600,000     P-1       Louisiana Public Authority Hospital Revenue
                               (Houma-Psychiatric Hospital Inc.) 4.40%*                      1,600,000
     4,200,000     NR++      Louisiana Public Facilities Authority Revenue Refunding
                               (CIBA-Geigy) 4.40%*                                           4,200,000
     5,100,000     A-1       Louisiana Public Facilities Authority Revenue (Charter Forest
                               Hospital Project) 4.60%*                                      5,100,000
                             Louisiana State Muni Trust Receipts:
     5,515,000     VMIG 1      Series 17A 4.40%*                                             5,515,000
     5,915,000     VMIG 1      Series 17B 4.40%*                                             5,915,000
     6,975,000     VMIG 1      Series 29A 4.40%*                                             6,975,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Louisiana -- 2.3% (continued)
 $   4,500,000     VMIG 1    Louisiana State Recovery District Sales Tax Revenue 4.60%*  $   4,500,000
    10,000,000     NR++      Natchitoches Parish Revenue Refunding (Trust Joist Corp.
                               Project) 4.55%*                                              10,000,000
                             New Orleans Aviation Board Revenue:
     8,000,000     VMIG 1      Passenger Facility Charge 4.65%*(a)                           8,000,000
     4,800,000     VMIG 1      Series A 4.35%*                                               4,800,000
     4,000,000     NR++      Ouachita Parish IDB IDR (Sulzer Escher Wyss Project) 4.50%*(a)  4,000,000
       300,000     P-1       Plaquemines Parish Environmental Revenue (BP Exploration &
                               Oil) 4.65%*(a)                                                  300,000
     5,100,000     VMIG 1    Saint Charles Parish PCR (Shell Oil Co. Project) 4.60%*(a)      5,100,000
     4,300,000     VMIG 1    South Port Community Marine Terminal Facilities Revenue
                               Refunding (Occidental Petroleum) 4.05%*                       4,300,000
                             West Baton Rouge Parish Industrial District No. 3
                              Revenue (Dow Chemical Co.):
    13,600,000     P-1         Series 1993A 4.65%*(a)                                       13,600,000
     8,800,000     P-1         Series 1994A 4.65%*(a)                                        8,800,000
     1,000,000     P-1         Series 1994B 4.50%*                                           1,000,000
       100,000     A-1+      West Feliciana Parish PCR Series D 4.50%*                         100,000
--------------------------------------------------------------------------------------------------------------
                                                                                           114,315,000
--------------------------------------------------------------------------------------------------------------
Maine -- 0.4%
     2,000,000     VMIG 1    Biddeford Resource Recovery Revenue (Maine Energy
                               Recovery) 3.85%*                                              2,000,000
     3,565,000     NR++      Jay Solid Waste Disposal Revenue (International Paper
                               Company) 4.30% due 9/1/96**(a)                                3,565,000
                             Maine Finance Authority Economic Development Revenue:
     2,325,000     A-1+        Series A, B, C & E 4.45%*(a)                                  2,325,000
       160,000     A-1+        Series D 4.60%*(a)                                              160,000
     3,000,000     A-1+      Maine Health & Higher Educational Facilities Authority Revenue
                               (Bowdoin College) Series B 4.25%*                             3,000,000
                             Maine Health & Higher Educational Facilities Authority
                              Revenue (VHA New England Inc.):
       890,000     A-1         Series D 4.20%*                                                 890,000
       465,000     A-1         Series E 4.20%*                                                 465,000
     9,500,000     VMIG 1    Westbrook Revenue (Southern Container Corporation
                               Project) 4.10%*(a)                                            9,500,000
--------------------------------------------------------------------------------------------------------------
                                                                                            21,905,000
--------------------------------------------------------------------------------------------------------------
Maryland -- 2.5%
     6,000,000     NR++      Anne Arundel County Economic Development Revenue
                               (West Capital Associates - Capital Gazette Communication,
                                Inc.) 4.40%*                                                 6,000,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Maryland -- 2.5% (continued)
 $   5,000,000     VMIG 1    Baltimore County Economic Development Revenue Refunding
                               (Blue Circle Inc. Project) 4.35%* $                           5,000,000
        15,000     A-1       Baltimore County Housing Revenue (Spring Hill Apartment)
                               4.40%*                                                           15,000
     4,750,000     VMIG 1    Maryland State Energy Financing Administration Limited
                               Obligation Revenue (Baltimore Ferst Project) 4.60%*(a)        4,750,000
     2,500,000     VMIG 1    Maryland State Industrial Development Financing Authority
                               Economic Development Revenue (Johnson Controls Inc.)
                               4.45%*                                                        2,500,000
     9,110,000     VMIG 1    Montgomery County Muni Trust Receipts 4.60%*                    9,110,000
                             Montgomery County Economic Development Revenue
                              (Howard Hughes Medical Center):
    10,500,000     VMIG 1      Series A 4.30%*                                              10,500,000
    25,500,000     VMIG 1      Series B 4.35%*                                              25,500,000
    25,500,000     VMIG 1      Series C 4.30%*                                              25,500,000
                             Montgomery County Housing Opportunities
                              Commission Housing Revenue:
     8,300,000     VMIG 1      Draper Lane Apartments 4.35%*(a)                              8,300,000
    22,780,000     NR++        Multi-Family Series C 4.95% due 11/30/95(a)                  22,780,000
     5,000,000     NR++      Northeast Waste Disposal Authority Resource Recovery
                               Revenue Muni Trust Receipts 3.75% due 1/1/96**                5,000,000
--------------------------------------------------------------------------------------------------------------
                                                                                           124,955,000
--------------------------------------------------------------------------------------------------------------
Massachussetts -- 1.0%
    18,185,000     A-1+      Massachusetts Bay Transportation Authority
                               Muni Trust Receipts 4.50%*                                   18,185,000
    27,500,000     A-1+      Massachusetts State Health & Educational Facilities Authority
                               Revenue (Harvard University) 3.65% due 11/2/95**             27,500,000
                             Massachusetts State Industrial Finance Agency Revenue:
     1,000,000     VMIG 1      Showa Womens Institute 4.45%*                                 1,000,000
     3,920,000     NR++        Catamount Manufacturing Inc. 3.90%*(a)                        3,920,000
--------------------------------------------------------------------------------------------------------------
                                                                                            50,605,000
--------------------------------------------------------------------------------------------------------------
Michigan -- 1.6%
     3,500,000     NR++      Berrien County Limited Obligation Revenue (Menasha Corp.
                               Project) 4.40%*                                               3,500,000
       100,000     A-1       Dearborn EDC Revenue (Oakbrook Common Project) 4.40%*             100,000
       500,000     VMIG 1    Detroit Downtown Development Authority Revenue Refunding
                               (Millender Center Project) 4.50%*                               500,000
    18,850,000     A-1+      Detroit Sewer Disposal Revenue Muni Trust Receipts 4.50%*      18,850,000
     2,600,000     A-1       Detroit Tax Increment Finance Authority (Tax Increment Central
                               Industrial Park Project) 4.35%*                               2,600,000
     3,500,000     MIG 1     Michigan State Hospital Finance Authority Revenue
                               (Daughters of Charity Providence Hospital) 4.45%*             3,500,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Michigan -- 1.6% (continued)
 $   9,500,000     VMIG 1    Michigan State Housing Development Authority Limited Obli-
                               gation (Woodland Meadows Apartments Project) 4.40%*(a)    $   9,500,000
                             Michigan State Housing Development Authority Rental
                              Housing Revenue:
     3,700,000     VMIG 1      Laurel Valley Apartments 4.25%*                               3,700,000
     4,000,000     VMIG 1      Muni Trust Receipts 4.55%*(a)                                 4,000,000
     3,600,000     VMIG 1      Pine Ridge 4.10%*                                             3,600,000
                             Michigan Strategic Fund:
     1,100,000     P-1         Consumers Power Project 5.00%*                                1,100,000
    11,400,000     P-1         Dow Chemical Co. 4.50%*                                      11,400,000
     5,000,000     VMIG 1      Limited Obligation Revenue Reserve 1 4.50%*                   5,000,000
     3,000,000     VMIG 1      PCR Refunding (General Motors Corp. Project) 4.50%*           3,000,000
     4,300,000     P-1         Solid Waste Disposal Revenue (Grayling Generating Project)
                                 4.50%*(a)                                                   4,300,000
     2,000,000     VMIG 1    University of Michigan University Revenue Hospital Series A     2,000,000
--------------------------------------------------------------------------------------------------------------
                                                                                            76,650,000
--------------------------------------------------------------------------------------------------------------
Minnesota -- 1.9%
     5,000,000     A-1       Bloomington Multi-Family Revenue Refunding (Rental Housing
                               Crow/Bloomington Apartments) 4.15%*                           5,000,000
     4,800,000     VMIG 1    Duluth Tax Increment Revenue (Lake Superior Paper) 4.40%*       4,800,000
    24,000,000     NR++      Eagle Trust State of Minnesota Muni Trust Receipts 3.80%*      24,000,000
     2,400,000     A-1       Golden Valley IDR (Unicare Homes Project) 4.40%*                2,400,000
     1,000,000     A-1+      Hubbard County Solid Waste Disposal Revenue (Potlatch Corp.
                               Project) 4.50%*(a)                                            1,000,000
     3,300,000     VMIG 1    Minneapolis Community Development Agency Revenue
                               (Riverplace Project Pennacle Apartment) 4.45%*                3,300,000
     8,585,000     NR++      Minnesota State Muni Trust Receipts 4.60%*                      8,585,000
     1,690,000     NR++      Moorehead IDR Refunding (Super Value Store Project) 4.75%*      1,690,000
                             Rochester Health Care Facility (Mayo Foundation Project):
    10,000,000     A-1+        Series A 4.50%*                                              10,000,000
    17,600,000     A-1+        Series C 4.50%*                                              17,600,000
    12,700,000     A-1       Saint Cloud Hospital Facility Revenue (St. Cloud Hospital)
                               Series A 4.40%*                                              12,700,000
     4,700,000     A-1+      Saint Paul Housing & Redevelopment Authority Revenue
                              (Housing Development Minnesota Multi-City) 4.45%*              4,700,000
--------------------------------------------------------------------------------------------------------------
                                                                                            95,775,000
--------------------------------------------------------------------------------------------------------------
Mississippi -- 0.4%
     1,600,000     NR++      Jackson County Industrial Facility Revenue
                               (Chevron U.S.A Inc.) 4.60%*(a)                                1,600,000
     1,100,000     NR++      Jackson County Port Facility (Chevron U.S.A Inc.) 4.60%*        1,100,000
     2,880,000     NR++      Jackson IDR Refunding (McKesson Corp. Project) 4.40%*(a)        2,880,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Mississippi -- 0.4% (continued)
 $   2,900,000     NR++      Jones County Solid Waste Disposal Revenue (International
                               Paper Company) 4.30% due 9/1/96**(a)                      $   2,900,000
     7,500,000     VMIG 1    Mississippi Business Finance Corp. Solid Waste Disposal
                               Revenue (Mississippi Power Co.) 4.60%*                        7,500,000
     5,350,000     NR++      Newton IDR Refunding (La-Z-Boy Chair Co. Project) 4.40%*        5,350,000
--------------------------------------------------------------------------------------------------------------
                                                                                            21,330,000
--------------------------------------------------------------------------------------------------------------
Missouri -- 2.8%
     3,300,000     P-1       Barry County IDA Revenue (Georges Processing Inc.) 4.60%*(a)    3,300,000
     4,500,000     P-1       Carthage IDA Revenue (Schreiber Foods Inc. Project) 4.60%*(a)   4,500,000
     2,000,000     NR++      Kansas City IDA (Owens Project) Series 93 4.00%*                2,000,000
    13,000,000     A-1+      Maries County IDA Solid Waste Management Revenue 4.55%*        13,000,000
                             Missouri Higher Education Loan Authority Student Loan Revenue:
    21,000,000     VMIG 1      Series 88A 4.50%*(a)                                         21,000,000
    29,300,000     VMIG 1      Series 90A 4.50%*(a)                                         29,300,000
    19,250,000     VMIG 1      Series B 4.50%*(a)                                           19,250,000
    15,000,000     NR++        Senior Lien Series D 4.50%*(a)                               15,000,000
     1,230,000     VMIG 1    Missouri State Economic Development Export & Infrastructure Board
                               IDR (Tom E. Beal Trust International Village Project) 4.45%*  1,230,000
       500,000     VMIG 1    Missouri State IDB IDR (John E. Raidel Lot 2-F) 4.45%*            500,000
    14,500,000     A-1+      Missouri State Health Educational Facilities and Health Facilities
                               (Sister of Mercy Health Care Project) 4.30%*                 14,500,000
     4,000,000     P-1       Missouri State Environmental Improvement and Energy Authority
                               (Utilicorp United Inc. Project) 4.50%*(a)                     4,000,000
     3,000,000     VMIG 1    Saint Charles County IDA IDR Refunding (Venture Stores Inc.
                               Project) 4.35%*                                               3,000,000
     2,970,000     A-1       Saint Louis County IDA Multi-Family Housing Revenue Refunding
                               (Westport Station Apartments) 4.35%*                          2,970,000
     4,000,000     NR++      Versailles IDA IDR Refunding (Gates Rubber Co. Project) 4.50    4,000,000
--------------------------------------------------------------------------------------------------------------
                                                                                           137,550,000
--------------------------------------------------------------------------------------------------------------
Montana -- 0.7%
     1,300,000     NR++      Butte Silver Bow PCR Refunding (Rhone Poulenc Inc.
                               Project) 4.30%*                                               1,300,000
     1,800,000     A-1+      Missoula IDR (Washington Corp. Project) 3.80%*                  1,800,000
     3,925,000     AAA       Montana Board of Investment (Colstrip Project) 4.8125%*         3,925,000
     7,500,000     A-1       Montana State Board Inventory Payroll Tax Workers
                               Compensation 4.40%*                                           7,500,000
    19,450,000     A-1       Montana State Board Inventory Resource Recovery Revenue
                               (Colstrip Project) 4.50%*                                    19,450,000
--------------------------------------------------------------------------------------------------------------
                                                                                            33,975,000
---------------------------------------------------------------------------------------------------------------
Nebraska -- 1.8%
     2,900,000     VMIG 1    Buffalo County IDR (Agrex Inc. Project) 4.30%*                  2,900,000
     4,925,000     VMIG 1    Buffalo County Health Facilities (Sisters of Charity Health
                               System-Young Memorial Hospital) 4.35%*                        4,925,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Nebraska -- 1.8% (continued)
                             Nebraska Higher Education Loan Program Income
                              Revenue Student Loan Program:
 $   3,500,000     A-1+        Lien Series 1988C 4.45%*                                  $   3,500,000
    19,850,000     A-1+        Series A 4.45%*(a)                                           19,850,000
    12,300,000     A-1+        Series B 4.45%*(a)                                           12,300,000
    19,725,000     A-1+        Series C 4.45%*(a)                                           19,725,000
    22,280,000     A-1+        Series D 4.45%*(a)                                           22,280,000
     5,100,000     VMIG 1    Nuckolls County IDR (Agrex Inc. Project) 4.30%*                 5,100,000
--------------------------------------------------------------------------------------------------------------
                                                                                            90,580,000
--------------------------------------------------------------------------------------------------------------
Nevada -- 1.3%
     4,150,000     VMIG 1    Clark County Airport Improvement Revenue Lien Series A-2
                               4.35%*(a)                                                     4,150,000
    15,900,000     VMIG 1    Clark County Industrial Development Revenue (Nevada
                               Cogeneration) 4.60%*(a)                                      15,900,000
    11,715,000     A-1+      Henderson Public Improvement Trust Housing Revenue
                               Multi-Family (Pueblo Verde) 4.45%*                           11,715,000
                             Nevada Housing Division Refunding Multi-Unit:
     6,100,000     A-1+        Demand Bonds 89A 4.40%*                                       6,100,000
    28,000,000     A-1         Park Vista Apartments Series 1991 4.50%*                     28,000,000
--------------------------------------------------------------------------------------------------------------
                                                                                            65,865,000
--------------------------------------------------------------------------------------------------------------
New Hampshire -- 1.2%
                             Nashua Housing Authority Multi-Family Revenue Refunding
                              (Housing Clocktower Project):
       248,000     A-1         Series 1993/#227A 4.55%*(a)                                     248,000
       626,000     A-1         Series 1993/#227B 4.55%*(a)                                     626,000
    10,058,000     A-1         Series 1993/#227C 4.55%*(a)                                  10,058,000
                             New Hampshire State HFA Multi-Family Housing:
    18,000,000     VMIG 1      Fairways Project 4.35%*(a)                                   18,000,000
    10,625,000     A-1         Hampshire Estates MHT Project 4.50%*                         10,625,000
     5,000,000     VMIG 1    New Hampshire State HFA Single-Family Revenue
                               Series F 4.30% due 11/1/95**                                  5,000,000
                             New Hampshire State HFA (Connecticut Light & Power
                              Co. Project):
    10,600,000     VMIG 1      Series 1986 4.55%*                                           10,600,000
     2,000,000     VMIG 1      Series 1988 4.50%*(a)                                         2,000,000
                             New Hampshire State Business Finance Authority PCR Refunding
                              Public Service Company:
     2,000,000     A-1+        Series 92D 4.55%*(a)                                          2,000,000
     2,100,000     A-1+        Series 93E 4.50%*(a)                                          2,100,000
--------------------------------------------------------------------------------------------------------------
                                                                                            61,257,000
--------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
New Mexico -- 0.2%
 $   4,900,000     NR++      Bellen IDR (Solo New Mexico Project) 4.50%*(a)              $   4,900,000
     4,200,000     P-1       Farmington PCR (Arizona Public Services Company) 4.60%*(a)      4,200,000
     2,650,000     VMIG 1    New Mexico Hospital Equipment Loan 4.35%*                       2,650,000
--------------------------------------------------------------------------------------------------------------
                                                                                            11,750,000
--------------------------------------------------------------------------------------------------------------
New York -- 9.4%
     1,300,000     A-1+      Babylon IDA Resource Recovery Revenue (OFS Equity
                               Babylon Project) 4.65%*(a)                                    1,300,000
     3,100,000     A-1+      Eagle Trust Series 94C-2 Muni Water 4.49%*                      3,100,000
    18,100,000     A-1+      Eagle Trust Muni Water 4.44%*                                  18,100,000
    20,000,000     A-1+      Eagle Trust Environment 4.49%*                                 20,000,000
     2,000,000     A-1+      Eagle Trust Medical Care 4.49%*                                 2,000,000
     1,330,000     VMIG 1    Erie County Industrial Development Agency IDR (Rosina Foods
                               Products Inc. Project) 4.10%*(a)                              1,330,000
       300,000     VMIG 1    Great Neck North Water Authority Water System Revenue
                               Series A 4.15%*                                                 300,000
     5,200,000     NR++      Liverpool Central School District RAN 4.25% due 6/12/96         5,211,444
    12,000,000     MIG 1     Metropolitan Transportation Authority RAN Series A
                               5.50% due 12/14/95                                           12,024,700
                             Nassau County TAN:
    12,500,000     SP-1+       Series A 4.50% due 3/15/96                                   12,533,491
    10,000,000     SP-1+       Series B 4.50% due 4/15/96                                   10,031,598
                             New York City GO:
     2,100,000     VMIG 1      Series C 4.70%*                                               2,100,000
     1,200,000     VMIG 1      Sub-Series A-7 4.40%*                                         1,200,000
     4,200,000     VMIG 1      Sub-Series E-4 4.40%*                                         4,200,000
     2,300,000     VMIG 1      Sub-Series E-5 4.50%*                                         2,300,000
    12,500,000     VMIG 1      Sub-Series H-6 3.90% due 10/20/95**                          12,500,000
                             New York City Housing Development Corporation Mortgage
                              Revenue Multi-Family:
     3,200,000     A-1           Columbus Apartment Project 4.50%*                           3,200,000
    13,900,000     P-1           Parkgate Tower 4.20%*                                      13,900,000
                             New York City IDA IDR:
       200,000     VMIG 1      Country Chef Foods Project 4.35%*(a)                            200,000
     1,000,000     VMIG 1      Nobart New York Ink Project 4.90%*(a)                         1,000,000
     1,085,000     P-1         William E. Martin & Sons Company 4.30%*(a)                    1,085,000
                             New York City Muni Trust Receipts:
    14,700,000     VMIG 1      1995 Series B 4.40%*                                         14,700,000
     2,000,000     VMIG 1      1995 Series C 4.40%*                                          2,000,000
     9,685,000     NR++      New York City Muni Water Finance Authority Water & Sewer
                               System Revenue Muni Trust Receipts 4.40%*                     9,685,000
   113,100,000     MIG 1     New York City RAN Series A 4.50% due 4/11/96                  113,426,799
    23,000,000     MIG 1     New York City TAN Series A 4.50% due 2/15/96                   23,057,074

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
New York -- 9.4% (continued)
 $  12,375,000     NR++      New York City Transportation Authority Facility Revenue
                               (Livingston Project) Muni Trust Receipts 4.55%*           $  12,375,000
    38,800,000     MIG 1     New York City Transportation Authority Special Obligation
                               RAN 4.50% due 12/14/95                                       38,880,009
       700,000     VMIG 1    New York City Trust Cultural Resource Recovery Revenue
                               (The Jewish Museum) 4.25%*                                      700,000
     6,000,000     VMIG 1    New York State Energy Research & Development Authority Electric
                               Facilities Revenue (Long Island Lighting Company) 4.40%*      6,000,000
     2,000,000     NR++      New York State Energy Research & Development Authority PCR
                               (Niagara Mohawk Power Corp.) 4.40%*                           2,000,000
    15,495,000     VMIG 1    New York State Medical Care Facilities Finance Agency
                               Revenue Muni Trust Receipts 4.50%*                           15,495,000
     3,525,000     A-1+      New York State Medical Care Facility 4.50%*                     3,525,000
   17,1800,000     VMIG 1    New York State Mortgage Agency Revenue Muni Trust Receipts
                               4.55%*                                                       17,180,000
     2,500,000     A-1+      New York State Throughway Authority Revenue Muni Trust
                               Receipts 4.50%*                                               2,500,000
    10,000,000     VMIG 1    Niagara County IDA (American Fuel) 3.95% due 11/08/95**(a)     10,000,000
     4,000,000     NR++      Puerto Rico Commonwealth Government Development Bank
                               3.80%*                                                        4,000,000
    27,630,000     NR++      Puerto Rico Industrial Medical PCR (Abbot Laboratory)
                               Series 83A 5.10% due 3/1/96**                                27,630,000
     9,380,000     NR++      Puerto Rico Public Building Authority Series 1995 Muni Trust
                               4.40%*                                                        9,380,000
     5,049,000     VMIG 1    Triborough Bridge & Tunnel Authority Revenue Muni Trust
                               Receipts 4.55%*                                               5,049,000
    11,000,000     NR++      Ulster County TAN 5.50% due 3/28/96                            11,007,640
     5,475,000     NR++      University of Puerto Rico Muni Trust Receipts 4.35%*            5,475,000
--------------------------------------------------------------------------------------------------------------
                                                                                           461,681,755
--------------------------------------------------------------------------------------------------------------
North Carolina -- 1.2%
    32,800,000     MIG 1     Bladen County Industrial Facilities & PCFA Resource Recovery
                               Revenue (Beach Energy Project) 4.45%*(a)                     32,800,000
    14,400,000     VMIG 1    Lenoir County PCFA Resource Recovery (Carolina Project)
                               4.45%*(a)                                                    14,400,000
       700,000     NR++      North Carolina Medical Care Community Health Care Facilities
                               Revenue (Greater Carolinas Red Cross) 4.35%*                    700,000
                             Wake county Industrial Facilities & PCFA Revenue
                              (Carolina Power & Light Co.):
     1,800,000     A-1         Series B 4.50%*                                               1,800,000
     7,800,000     MIG 1       Series C 4.50%*                                               7,800,000
--------------------------------------------------------------------------------------------------------------
                                                                                            57,500,000
--------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Ohio -- 1.3%
 $   2,600,000     A-1+      Cincinnati & Hamilton County Port Authority Economic Develop-
                               ment Revenue (Kenwood Office Association Project) 4.60%*  $   2,600,000
    14,290,000     NR++      Cleveland City School District Muni Trust Receipts 3.50% due
                               12/1/95**                                                    14,290,000
    14,000,000     A-1+      Eagle Trust Muni Trust Receipts Ohio Water Development 4.44%*  14,000,000
     1,800,000     A-1+      Fulton County IDR (Poly Craft Inc.) 4.507%*                     1,800,000
     2,000,000     NR++      Oakwood IDR (Sennett Steel Corp. Project) 4.50%*(a)             2,000,000
    23,000,000     VMIG 1    Ohio State Air Quality Development Authority Revenue
                               (JMG Funding Limited Partnership) Series B 4.50%*(a)         23,000,000
     3,000,000     VMIG 1    Ohio State Public Facilities Community Tender Option Custody
                               Receipts 4.50%*                                               3,000,000
     5,500,000     A-1+      Ohio State Water Development Authority Pollution Control
                               Facilities Revenue (Duquesne Light Co. Project) 4.50%*(a)     5,500,000
       100,000     NR++      Toledo Lucas County Port Authority IDR (Country Mark
                               Cooperative Project) 4.45%*                                     100,000
--------------------------------------------------------------------------------------------------------------
                                                                                            66,290,000
--------------------------------------------------------------------------------------------------------------
Oklahoma -- 1.8%
     1,145,000     NR++      Adair County IDR (Baldor Electric Company) 4.40%*               1,145,000
     7,780,000     VMIG 1    Broken Arrow Economic Development Authority (Paragon Films
                               Inc. Project) 4.90%*(a)                                       7,780,000
     4,500,000     VMIG 1    Creek County Industrial Authority Revenue Industrial
                               Development (Henry Vogt Machinery) 4.50%*(a)                  4,500,000
     7,265,000     NR++      Garfield County Industrial Authority IDR Refunding (BOC Group
                               Inc. Project) 4.40%*                                          7,265,000
    40,200,000     VMIG 1    Garfield County Industrial Authority PCR Refunding
                               (Gas & Electric Company Project) Series A 4.30%*             40,200,000
     2,700,000     VMIG 1    Oklahoma City Industrial & Cultural Facilities Trust Revenue
                               (Health Facilities - Sisters of Mercy Health) 4.70%*          2,700,000
    15,200,000     VMIG 1    Tulsa Industrial Authority Revenue (Hospital Hillcrest Medical
                               Center Project) 4.35%*                                       15,200,000
       400,000     NR++      Tulsa Industrial Authority Revenue IDR (Thomas & Betts
                               Project) 4.50%*(a)                                              400,000
     7,600,000     VMIG 1    Tulsa Industrial Authority Healthcare Facility Revenue (Medical
                               Support Services Inc. Project - St. John Medical Center) 4.4  7,600,000
--------------------------------------------------------------------------------------------------------------
                                                                                            86,790,000
--------------------------------------------------------------------------------------------------------------
Oregon -- 1.1%
                             Klamath Falls Electric Revenue (Salt Caves Hydroelectric):
     1,565,000     SP-1+       Series B 4.40% due 5/1/96**                                   1,565,000
    18,435,000     SP-1+       Series C 4.40% due 5/1/96**                                  18,435,000
     6,700,000     A-1       Medford Hospital Facility Authority Revenue (Rogue Valley
                               Manor Project) 4.40%*                                         6,700,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Oregon -- 1.1% (continued)
 $   1,300,000     NR++      Oregon State Economic Development Commission Economic
                               & IDR (Trust Joist Corporation Project) 4.40%*            $   1,300,000
     3,500,000     NR++      Oregon State Economic Development Revenue Refunding
                               (McKesson Corp.) 4.45%*                                       3,500,000
     3,600,000     VMIG 1    Oregon State Economic Development Refunding (Pacific
                               Corporation) 4.70%*(a)                                        3,600,000
    10,700,000     A-1       Port Morrow Revenue (Portland General Electric) 4.50%*         10,700,000
     6,850,000     A-1+      Portland Multi-Family Revenue (South Park Block Project)
                               Series A 4.40%*                                               6,850,000
--------------------------------------------------------------------------------------------------------------
                                                                                            52,650,000
--------------------------------------------------------------------------------------------------------------
Pennsylvania -- 5.6%
     5,725,000     NR++      Allegheny County Muni Trust Receipts 4.55%*                     5,725,000
     4,000,000     A-1       Bedford County IDA IDR (Sepa Inc. Facility) 4.40%*              4,000,000
                             Cambria County IDA Resource Recovery Revenue
                              (Cambria Cogen Co.):
     2,500,000     VMIG 1        Series V-1 4.45%*(a)                                        2,500,000
     4,500,000     VMIG 1        Series 1991 V-1 4.45%*(a)                                   4,500,000
     5,000,000     VMIG 1        Series V-2 4.45%*(a)                                        5,000,000
                             Delaware County IDA Solid Waste Revenue (Scott Paper Co.):
     1,300,000     P-1         Series A 4.50%*                                               1,300,000
       500,000     P-1         Series B 4.50%*                                                 500,000
     1,600,000     P-1         Series C 4.50%*                                               1,600,000
     2,800,000     NR++      Dauphin County Redevelopment Authority Multi-Family Revenue
                               (High Pointe Club) 4.35%*(a)                                  2,800,000
    38,000,000     NR++      Eagle Trust Muni Trust Receipts Beaver County 4.44%*           38,000,000
     3,900,000     NR++      East Pennsylvania Industrial & Commercial Development
                               Authority (Electronic Data Systems Corp.) 4.40%*(a)           3,900,000
    21,200,000     A-1+      Emmaus General Authority Revenue Local Government
                               Pool H 4.45%*                                                21,200,000
     7,425,000     VMIG 1    Pennsylvania State Muni Trust Receipts 4.60%*                   7,425,000
                             Pennsylvania State Higher Education Assistance
                              Agency Loan Revenue:
     4,800,000     P-1           Series A 4.50%*(a)                                          4,800,000
     3,200,000     VMIG 1        Series B 4.50%*                                             3,200,000
    10,000,000     A-1+          Series C 4.50%*                                            10,000,000
     2,405,000     A-1       Philadelphia Redevelopment Authority School Revenue
                               (Pennsylvania School for the Deaf) 4.45%*                     2,405,000
    44,000,000     MIG 1     Philadelphia School District TRAN 4.50% due 6/28/96            44,172,763
    87,000,000     MIG 1     Philadelphia TRAN 4.50% due 6/27/96                            87,349,275

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Pennsylvania -- 5.6% (continued)
 $  16,830,000     VMIG 1    Philadelphia Hospital & Higher Education Facilities Authority
                               Hospital Revenue Certificates (Childrens Hospital) Series C
                               4.64%*                                                     $ 16,830,000
                             Sayre Health Care Facilities Authority Revenue
                              (VHA Capital Financing Project):
       100,000     A-1           Series I 4.20%*                                               100,000
       400,000     A-1           Series L 4.20%*                                               400,000
    10,235,000     A-1+      Southeastern Transportation Authority Special Revenue
                               Muni Trust Receipts 4.50%*                                   10,235,000
--------------------------------------------------------------------------------------------------------------
                                                                                           277,942,038
--------------------------------------------------------------------------------------------------------------
Rhode Island -- 0.2%
     3,900,000     A-1+      Providence Off Street Public Parking Corp. Exempt Facility
                               Revenue (Washington Street Garage Corp. Project) 4.50%*(a)    3,900,000
     5,750,000     A-1+      Rhode Island Housing & Mortgage Finance Corporation
                               (Homeownership Opportunity) 4.40% due 2/1/96**(a)             5,750,000
--------------------------------------------------------------------------------------------------------------
                                                                                             9,650,000
--------------------------------------------------------------------------------------------------------------
South Carolina -- 0.3%
     1,700,000     VMIG 1    Berkeley County PCR (Amoco Company Project) 4.20%*              1,700,000
     1,200,000     VMIG 1    Darlington County IDR (Hobart Corp. Project) 4.60%*(a)          1,200,000
     3,800,000     P-1       Horry County Revenue (Carolina Treatment Center) 4.40%*         3,800,000
                             South Carolina Jobs Economic Development Authority Economic
                              Development Revenue:
     4,200,000     NR++        Conco Medical Products Project 4.65%*(a)                      4,200,000
     4,800,000     NR++        Galey & Lord Industries Inc. Project 4.50%*(a)                4,800,000
---------------------------------------------------------------------------------------------------------------
                                                                                            15,700,000
--------------------------------------------------------------------------------------------------------------
South Dakota -- 0.5%
    20,000,000     VMIG 1    South Dakota Housing Development Authority Series H 4.95%
                               due 12/13/95**                                               20,000,000
     5,475,000     P-1       Rapid City Economic Development Revenue (Civic Center
                               Association Partnership) 4.35%*                               5,475,000
--------------------------------------------------------------------------------------------------------------
                                                                                            25,475,000
--------------------------------------------------------------------------------------------------------------
Tennessee -- 3.0%
     6,700,000     P-1       Anderson County IDB Revenue (Becrowal of America Inc. Project)
                               4.65%*(a)                                                     6,700,000
     9,900,000     P-1       Clarkville Public Building Authority Revenue (Pooled Financing
                               Tennessee Muni Board Fund) 4.45%*(a)                          9,900,000
     2,000,000     NR++      Covington IDB Revenue Refunding (Wallace Computer
                               Services) 4.50%*                                              2,000,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Tennessee -- 3.0% (continued)
                             Franklin IDB Multi-Family Revenue (Landings Project):
 $   7,100,000     A-1         Class A 4.35%*                                              $ 7,100,000
     9,900,000     A-1         Class B 4.35%*                                                9,900,000
     4,500,000     A-1         Class C 4.35%*                                                4,500,000
     8,100,000     NR++      Loudon IDB PCR (AE Stanley Manufacturing) 4.40%*                8,100,000
     4,665,000     NR++      Memphis Electric System Revenue TOB Short
                               Muni Trust Receipts 4.14%*                                    4,665,000
    12,400,000     VMIG 1    Metro Government Nashville & Davidson County IDB Revenue
                               Multi-Family Housing (Arbor Knoll) 4.45%*                    12,400,000
     2,600,000     NR++      Roane County IDB IDR (Great Lakes Carbon Corp.) 3.90%*          2,600,000
                             Shelby County Health Educational & Housing Facilities
                              Board Revenue:
     3,000,000     P-1           Multi-Family Housing (Arbor Lake) 4.50%*(a)                 3,000,000
       500,000     A-1+          Rhodes College 3.90%*                                         500,000
     5,800,000     VMIG 1    Tennessee State GO BAN 4.25%*                                   5,800,000
                             Volunteer State Student Funding Corp. Student Loan Revenue:
     4,000,000     A-1         Series A-1 4.45%*(a)                                          4,000,000
    25,100,000     A-1         Series A-2 4.45%*(a)                                         25,100,000
    13,700,000     A-1         Series A-2 4.50%*(a)                                         13,700,000
    25,800,000     A-1         Series A-3 4.50%*(a)                                         25,800,000
--------------------------------------------------------------------------------------------------------------
                                                                                           145,765,000
--------------------------------------------------------------------------------------------------------------
Texas -- 6.7%
     8,000,000     A-1+      Bexar County Health Facilities Development Corporation
                               Revenue (Retirement Community Air Force) 4.40%*               8,000,000
       100,000     VMIG 1    Brazos River Authority PCR (Utilities Electric Company) 4.60      100,000
     7,500,000     A-1       Brazos River Harbor (Dow Chemical) 4.65%*(a)                    7,500,000
                             Corpus Christi Industrial Development Corporation IDR
                              (Dedietrich USA Inc. Project):
     3,000,000     VMIG 1        #129AX 4.55%*                                               3,000,000
     2,000,000     VMIG 1        #129BX 4.55%*                                               2,000,000
    10,400,000     A-1       Eagle Trust Bexar Co. Muni Trust Receipts 4.59%*               10,400,000
     7,000,000     NR++      Grapevine Industrial Development Corporation Airport Revenue
                               (Singer Company Project) 4.75% due 4/1/96**                   7,000,000
    10,900,000     VMIG 1    Greater East Texas Higher Education 4.50%*(a)                  10,900,000
                             Greater East Texas Higher Education Authority Inc.
                              Student Loan Revenue:
     7,500,000     VMIG 1        Series 1988A 4.50%*(a)                                      7,500,000
    20,700,000     VMIG 1        Series 1992B 4.45%*(a)                                     20,700,000
    29,700,000     VMIG 1        Senior Lien Series 1995A 4.45%*(a)                         29,700,000
       700,000     VMIG 1    Gulf Coast IDA Solid Waste Disposal Revenue (Citgo
                               Petroleum Corp.) 4.10%*(a)                                      700,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Texas -- 6.7% (continued)
 $   9,800,000     VMIG 1    Gulf Coast Waste Disposal Authority PCR (Amoco Oil Co.)
                               4.60%*(a)                                                   $   9,800,000
                             Harris County Industrial Development Corporation:
     1,400,000     P-1         IDR (Chusei USA Project) 4.60%*(a)                              1,400,000
     4,400,000     NR++        IDR (Yokohoma Tire Corp.) 4.80%*(a)                             4,400,000
    31,500,000     VMIG 1      Solid Waste Disposal Revenue (Deer Park Limited
                                 Partnership) 4.65%*(a)                                       31,500,000
    20,000,000     A-1+      Hockley County Industrial Development Corporation PCR
                               (Amoco Project) 4.15% due 11/1/95**                            20,000,000
     8,000,000     NR++      Leon County Development Corporation IDR (BOC Group Inc.
                                Project) 4.40%*                                                8,000,000
     7,000,000     NR++      McAllen Health Facilities Development Corporation Revenue
                                (McAllen Associates No. 1) 4.45%*                              7,000,000
                             North Texas Higher Education Authority Inc. Student
                              Loan Revenue Refunding:
     6,700,000     A-1+           Series 1991A 4.50%* (a)                                      6,700,000
    10,200,000     VMIG 1         Series 1991C 4.50%* (a)                                     10,200,000
     1,500,000     VMIG 1         Series 1991F 4.50%*(a)                                       1,500,000
     5,500,000     NR++           Series 1993A 4.50%* (a)                                      5,500,000
     1,200,000     VMIG 1    Port Arthur Navy District (Texaco Inc. Project) 4.50%*            1,200,000
    23,000,000     A-1+      Port Arthur Navy District PCR (Star Enterprises Project)
                                4.50%*(a)                                                     23,000,000
     2,850,000     NR++      Round Rock Industrial Development Corporation IDR Refunding
                              (Tellabs Inc. Project) 4.40%*                                    2,850,000
    17,200,000     A-1+      San Antonio Housing Finance Corporation Multi-Family
                                Housing Revenue (Braesview Apartments Project)   6.00%*(a)    17,200,000
     4,100,000     VMIG 1   Southwest Higher Education Authority (Southern Methodist
                                University) 4.45%*                                             4,100,000
       400,000     P-1      Sulphur Springs IDA IDR (Hon Industries Inc. Project) 4.30%*         400,000
       700,000     VMIG 1   Tarrant County Health Facilities Development Corporation
                            Health Systems Revenue (Harris Methodist Health System) 4.60%*       700,000
                            Texas Health Facilities Development Corporation Revenue:
     1,100,000     VMIG 1     Cook Fort Worth Childrens Hospital 4.40%*                        1,100,000
     6,000,000     VMIG 1     North Texas Pooled Health Series 1985B 4.40%*                    6,000,000
     3,130,000     VMIG 1   Texas Hospital Equipment Financing Council Hospital
                              Equipment Revenue 4.40%*                                         3,130,000
    54,800,000     MIG 1    Texas State TRAN Series A 4.75% due 8/30/96                       55,186,900
     4,265,000     A-1+     Yoakum County Industrial Development PCR (Amoco Project)
                              4.15% due 11/1/95**                                              4,265,000
--------------------------------------------------------------------------------------------------------------
                                                                                             332,631,900
--------------------------------------------------------------------------------------------------------------
Utah -- 2.0%
     6,300,000    A-1      Ogden City IDR (Infiltrator System Inc. Project) 4.40%(a)           6,300,000
    27,900,000    VMIG 1   Salt Lake City Airport Revenue Series A 4.45%*                     27,900,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Utah -- 2.0% (continued)
 $  10,150,000     VMIG 1    Salt Lake County Housing Authority Multi-Family Housing
                               Revenue Refunding (Stillwater Community Apartment
                               Project) 3.65%*                                           $  10,150,000
     5,650,000     NR++      Springville IDR (Scherer Hardcapsu Project) 4.25%*              5,650,000
    22,400,000     A-1+      State Board of Regents 4.40%*(a)                               22,400,000
     8,800,000     P-1       Toole County Hazardous Waste Treatment Revenue
                               (Union Pacific Project) 4.25% due 10/12/95**(a)               8,800,000
                             Utah State Board Regents Student Loan Revenue:
    15,000,000     VMIG 1      Series A 4.50%*                                              15,000,000
    10,100,000     VMIG 1      Series C 4.50%*                                              10,100,000
--------------------------------------------------------------------------------------------------------------
                                                                                           106,300,000
--------------------------------------------------------------------------------------------------------------
Vermont -- 0.3%
                             Vermont Educational & Health Buildings Financing Agency
                              Revenue (VHA New England):
       500,000     A-1         Series B 4.20%*                                                 500,000
       655,000     A-1         Series E 4.20%*                                                 655,000
       800,000     A-1         Series F 4.20%*                                                 800,000
    14,200,000     VMIG 1    Vermont IDA IDR (Ryegate Project) 4.50%*(a)                    14,200,000
--------------------------------------------------------------------------------------------------------------
                                                                                            16,155,000
--------------------------------------------------------------------------------------------------------------
Virginia -- 1.6%
     4,800,000     VMIG 1    City & County of Charles IDA Exempt Facility Revenue
                               (Chambers Development of Virginia Inc. Project) 4.60%*        4,800,000
     1,000,000     VMIG 1    Fairfax County Redevelopment & Housing Authority Revenue
                               (Chase Commons Project) 4.525%*                               1,000,000
     6,505,000     NR++      Hampton Roads Sanitation Waste Water Revenue Muni Trust
                                Receipts 4.13%*                                              6,505,000
                             Lynchburg IDA Hospital Facility First Mortgage Revenue
                              (VHA Mid-Atlantic/Capital Asset):
       300,000     A-1         Series B 4.20%*                                                 300,000
       200,000     A-1         Series F 4.20%*                                                 200,000
    55,500,000     VMIG 1    Virginia State Housing Development Authority Commonwealth
                               Mortgage Refunding Series C 3.70% due 10/12/95**             55,500,000
--------------------------------------------------------------------------------------------------------------
                                                                                            68,305,000
--------------------------------------------------------------------------------------------------------------
Washington -- 1.4%
       550,000     VMIG 1    Pilchuck Development Public Corporation Revenue
                               (Kohkoku USA Project) 4.90%*(a)                                 550,000
     2,325,000     VMIG 1    Port Angeles Industrial Development Corporation Revenue
                               (Daishowa America Project) 4.85%*(a)                          2,325,000
     2,500,000     NR++      Port Longview Industrial Development Corporation Revenue
                               (Longview Fibre Company Project) 4.40%*                       2,500,000

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Washington -- 1.4% (continued)
 $   9,500,000     A-1+      Port Vancouver Special Revenue (United Grain Corporation
                               Project) 4.60%*(a)                                        $   9,500,000
    10,320,000     VMIG 1    Student Loan Finance Association Guaranteed Student Loan
                               Program Revenue Series B 4.05%*(a)                           10,320,000
       500,000     VMIG 1    Washington State Health Care Facility Authority Revenue
                               (Sisters of Providence) 4.40%*                                  500,000
                             Washington State Housing Finance Commission
                              Multi-Family Mortgage Revenue:
     7,350,000     A-1+        Arbors on the Park Project 4.55%*                             7,350,000
    10,930,000     A-1+        Pacific First Federal Series B 4.45%*                        10,930,000
     4,998,000     NR++      Washington State Public Power Supply Systems Nuclear Project
                               No. 3 Revenue TOB Short Muni Trust Receipts 4.65%*            4,998,000
    14,850,000     A-1+      Washington State Public Power Supply Systems Trust
                               Certificates Series D 4.64%*                                 14,850,000
     3,100,000     NR++      Yakima County Public Corporation IDR (John I. Haas Project)
                               4.65%*                                                        3,100,000
     2,000,000     A-1+      Yakima County Public Corporation Revenue (Longview
                               Fibre Company Project) 4.65%*                                 2,000,000
--------------------------------------------------------------------------------------------------------------
                                                                                            68,923,000
--------------------------------------------------------------------------------------------------------------
West Virginia --- 1.1%
     4,000,000     VMIG 1    Grant County Commission IDR (Bond Partners Limited) 4.35%*      4,000,000
                             Marion County Commission Solid Waste Disposal
                              Facility Revenue (Granttown Project):
    32,200,000     A-1+        Series A 4.55%*(a)                                           32,200,000
     5,400,000     VMIG 1      Series B 4.50%*(a)                                            5,400,000
     3,700,000     VMIG 1      Series D 4.50%*(a)                                            3,700,000
     1,730,000     NR++      Putnam County Solid Waste Disposal Revenue
                               (FMC Corporation) 4.50%*(a)                                   1,730,000
                             West Virginia State Hospital Finance Authority Hospital
                              Revenue (VHA Mid/Atlantic Capital asset):
       400,000     A-1         Series C 4.20%*                                                 400,000
       500,000     A-1         Series D 4.20%*                                                 500,000
     4,100,000     A-1         Series G 4.20%*                                               4,100,000
       600,000     A-1         Series H 4.20%*                                                 600,000
       920,000     VMIG 1    West Virginia State Hospital Finance Authority Hospital
                             Revenue (Saint Mary's Hospital Project) 4.55%*                    920,000
--------------------------------------------------------------------------------------------------------------
                                                                                            53,550,000
--------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


Smith Barney Municipal Money Market Fund, Inc.

-------------------------------------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                                            September 30, 1995
-------------------------------------------------------------------------------------------------------------
 FACE
AMOUNT             RATING                           SECURITY                                  VALUE
=============================================================================================================
Wisconsin -- 0.6%
 $   9,500,000     NR++      Brokaw Sewer & Solid Waste Revenue (Wausau Paper
                               Mills Company Project) 4.70%*(a)                          $   9,500,000
       600,000     P-1       Carlton PCR (Wisconsin Power & Light Project) 4.55%*(a)           600,000
    11,800,000     A-1       Eagle Trust Muni Trust Receipts Housing EDA 4.59%*             11,800,000
     1,000,000     NR++      Fairwater IDR (Dean Foods Company Project) 4.40%*               1,000,000
     6,400,000     A-1       Milwaukee Housing Authority Multi-Family Revenue
                               Housing (Yankee Hill Apartments) 4.35%*                       6,400,000
--------------------------------------------------------------------------------------------------------------
                                                                                            29,300,000
--------------------------------------------------------------------------------------------------------------
Wyoming -- 0.2%
     3,000,000     VMIG 1    Lincoln County PCR (Pacificorp Project) 4.65%*                  3,000,000
     5,500,000     P-1       Sweetwater County PCR (Pacificorp Project) 4.35%*               5,500,000
--------------------------------------------------------------------------------------------------------------
                                                                                             8,500,000
--------------------------------------------------------------------------------------------------------------
Miscellaneous -- 2.3%
    51,266,766     VMIG 1    Clipper Blue Tax-Exempt 4.62%*                                 51,266,766
    33,437,171     VMIG 1    Clipper Blue Tax-Exempt Trust 95I 4.42%*                       33,437,171
    27,270,000     NR++      Puttable Floating Options Tax-Exempt Receipts
                               4.65% due 10/03/95**                                         27,270,000
--------------------------------------------------------------------------------------------------------------
                                                                                           111,973,937
--------------------------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100%
               (Cost -- $4,930,870,247)(b)                                              $4,930,870,247
==============================================================================================================

* Variable rate obligation payable at par on demand at any time on no more than seven days' notice.

**   Variable rate obligation payable at par on demand on the date indicated.

++ Security has not been rated by either Moody's Investors Services or Standard & Poor's, however, the portfolio manager has determined the equivalent rating to be A-1+.

(a) Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.

(b)  Aggregate cost for Federal income tax purposes is substantially the same.

     See  page  28  and  29  for  meaning  of  ratings   and  certain   security
     descriptions.


                       See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc.

--------------------------------------------------------------------------------
Bond Ratings
--------------------------------------------------------------------------------

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA     --Debt rated  "AAA"'  have the  highest  rating  assigned  by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA      --Debt rated "AA" have a very strong  capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A       --Debt  rated  "A" have a strong  capacity  to pay  interest  and  repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB     --Debt rated "BBB" is  regarded  as having an  adequate  capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's --Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to `Baa", where 1 is the highest and 3 the lowest raking within its generic category.

Aaa     --Bonds that are rated "Aaa" are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa      --Bonds  that are rated  "Aa" are  judged to be of high  quality  by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A       --Bonds that are rated "A" possess many favorable investment  attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa     --Bonds  that  are  rated   "Baa"  are   considered   as  medium   grade
          obligations,i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR      --Indicates that the bond is not rated by Standard & Poor's  Corporation or Moody's Investor's Services.

Smith Barney Municipal Money Market Fund, Inc.

--------------------------------------------------------------------------------
Short-Term Securities Ratings
--------------------------------------------------------------------------------

SP-1    --Standard  & Poor's  highest  rate  rating  indicating  very  strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1     --Standard & Poor's highest  commercial paper and  variable-rate  demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1   -- Moody's highest rate for short-term municipal obligations.

VMIG 1  -- Moody's highest rating for issues having a demand feature -- (VRDO).

P-1     --Moody's highest rating for commercial  paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions
--------------------------------------------------------------------------------

BAN       -- Bond Anticipation Notes
EDC       -- Economic Development Corporation
EFA       -- Educational Facilities Authority
ETM       -- Escrowed to Maturity
FRTC      -- Floating Rate Trust Certificates
GO        -- General Obligation
HDA       -- Housing Development Authority
HEFA      -- Health and Educational Facilities Authority
HFA       -- Housing Finance Authority
IDA       -- Industrial Development Authority
IDB       -- Industrial Development Board
IDC       -- Industrial Development Corporation
IDR       -- Industrial Development Revenue
PCFA      -- Pollution Control Finance Authority
PCR       -- Pollution Control Revenue
PFA       -- Public Facilities Authority
RAN       -- Revenue Anticipation Notes
RAW       -- Revenue Anticipation Warrants
STEM      -- Short-Term Extendable Maturity
TAN       -- Tax Anticipation Notes
TECP      -- Tax Exempt Commercial Paper
TOB       -- Tender Option Bond
TRAN      -- Tax & Revenue Anticipation Notes
VHA       -- Veterans Housing Authority

Smith Barney Municipal Money Market Fund, Inc.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)               September 30, 1995
--------------------------------------------------------------------------------
ASSETS:
 Investments, at amortized cost                                 $ 4,930,870,247
 Cash                                                                    28,251
 Interest receivable                                                 32,878,112
 Prepaid expenses                                                     1,194,171
--------------------------------------------------------------------------------
 Total Assets                                                     4,964,970,781
--------------------------------------------------------------------------------
LIABILITIES:
 Payable for securities purchased                                    37,835,621
 Management fees payable                                              3,857,013
 Distribution fees payable                                              131,260
 Dividends payable                                                    9,340,129
--------------------------------------------------------------------------------
 Total Liabilities                                                   51,164,023
--------------------------------------------------------------------------------
Total Net Assets                                                $ 4,913,806,758
================================================================================
NET ASSETS CONSIST OF:
 Capital stock (10,000,000,000 shares
   authorized; par value $0.01 per share)                       $    49,149,323
 Capital paid in excess of par value                              4,866,135,245
 Accumulated net realized loss on security transactions              (1,477,810)
--------------------------------------------------------------------------------
Total Net Assets                                                $ 4,913,806,758
================================================================================
Shares Outstanding                                                4,914,932,278
--------------------------------------------------------------------------------
Net Asset Value Per Share                                                $ 1.00
--------------------------------------------------------------------------------





                       See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc.

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended September 30, 1995

INVESTMENT INCOME:
  Interest                                                         $ 98,285,076
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 3)                                           11,929,385
  Distribution fees (Note 3)                                          2,446,355
  Shareholders and system servicing fees                                580,000
  Shareholder communications                                            120,000
  Custody                                                                90,000
  Registration fees                                                      67,500
  Audit and legal                                                        20,000
  Directors' fees                                                        14,500
  Other                                                                  34,645
--------------------------------------------------------------------------------
  Total Expenses                                                     15,302,385
  Less: Management fee waiver                                           726,681
--------------------------------------------------------------------------------
  Net Expenses                                                       14,575,704
--------------------------------------------------------------------------------
Net Investment Income                                                83,709,372
--------------------------------------------------------------------------------
Net Realized Loss From Security Transactions                             (9,769)
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 83,699,603
================================================================================







                       See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------
For the Six Months Ended September 30, 1995 (unaudited) and the Year Ended March 31, 1995


                                                           September 30                March 31
===================================================================================================
OPERATIONS:
  Net investment income                               $     83,709,372            $     75,145,627
  Net realized loss from security transactions                  (9,769)                   (173,225)
---------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                    83,699,603                  74,972,402
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)                     (83,709,372)                (74,649,016)
---------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                      11,109,921,940              12,129,663,538
  Net asset value of shares issued in connection
   with the transfer of the Smith Barney Shearson
   Municipal Money Market Fund Inc. net assets                      --               3,475,385,704
  Net asset value of shares issued for reinvestment
   of dividends                                             80,910,996                  65,573,742
  Cost of shares reacquired                            (10,929,082,787)            (12,309,665,175)
---------------------------------------------------------------------------------------------------
  Increase in Net Assets From
    Fund Share Transactions                                261,750,149               3,360,957,809
---------------------------------------------------------------------------------------------------
Increase in Net Assets                                     261,740,380               3,361,281,195

NET ASSETS:
  Beginning of period                                    4,652,066,378               1,290,785,183
---------------------------------------------------------------------------------------------------
  End of period                                       $  4,913,806,758            $  4,652,066,378
===================================================================================================



                       See Notes to Financial Statements.

Smith Barney Municipal Money Market Fund, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The significant accounting policies consistently followed by the Fund are: (a) investment transactions are recorded on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities, adjusted for a constant accretion (amortization) to maturity of any discount (premium), approximates market value; (c) interest income is recorded on the accrual basis;
(d) direct expenses are charged to the Fund and each class; management fees and general expenses are allocated on the basis of relative net assets; (e) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (f) during 1995, the Fund adopted Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. Accordingly, distributions in excess of book basis accumulated realized gains or undistributed net investment income that were the result of permanent book and tax accounting differences, which totalled $352,290 at March 31, 1995, have been reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this reclassification.

     2. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

     Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

     3. MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment manager of the Fund. The Fund

Smith Barney Municipal Money Market Fund, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

pays SBMFM a management fee calculated at the annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion and 0.45% on average daily net assets in excess of $5.0 billion. Such fees are calculated daily and paid monthly. SBMFM waived $726,681 of its management fees for the six months ended September 30, 1995.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. Pursuant to a Distribution Plan, the Fund pays SB a distribution fee calculated at the annual rate of 0.10% of the Fund's average daily net assets.

     All officers and two Directors of the Fund are employees of SB.

     4. CAPITAL LOSS CARRYFORWARD

     At March 31, 1995, the Fund had for Federal tax purposes approximately $1,468,042 of unused loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryovers are indicated below. Expiration occurs on March 31, of the year indicated.

                                            2001            2002          2003
================================================================================
Municipal Money Market Fund, Inc.        $146,589       $1,086,074     $235,379
================================================================================

     5. CAPITAL SHARES

     The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Class Y shares can be purchased directly by investors. Class C shares are not available for purchase. They represent previously issued B shares, which were renamed as Class C shares effective November 7, 1994. Class C shares may only be redeemed or exchanged out of the Fund. As of September 30, 1995, there were no Class Y shares issued, however the Fund had the following total paid-in capital for Class A and C:

                                                Class A             Class C
================================================================================
Total Paid-in Capital                        $4,915,225,189         $59,379
================================================================================

Smith Barney Municipal Money Market Fund, Inc.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)(continued)
--------------------------------------------------------------------------------

     Transactions in shares of each class were as follows:

                                              Six Months Ended      Year Ended
                                            September 30, 1995    March 31,1995
================================================================================
Class A*
 Shares sold                                  11,106,599,032     12,119,366,229
 Net assets of shares issued in connection
  with transfer of the Shearson Money
Market Fund net assets (Note 6)                         --        3,476,800,171
 Shares issued on reinvestment                    80,901,450         65,522,790
 Shares redeemed                             (10,924,994,953)   (12,295,202,437)
--------------------------------------------------------------------------------
 Net Increase                                    262,505,529      3,366,486,753
================================================================================
Class C**
 Shares sold                                       3,322,908          2,777,955
 Shares issued on reinvestment                         9,546             25,218
 Shares redeemed                                  (4,087,834)        (2,613,783)
--------------------------------------------------------------------------------
 Net Increase (Decrease)                            (755,380)           189,390
================================================================================

* On October 10, 1994, the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from April 1, 1994 to October 9, 1994 is included with Class A share activity.

**   On November 7, 1994, the former Class B shares were renamed Class C shares.

     6. TRANSFER OF ASSETS

     On November 18, 1994 the net assets of the Smith Barney Shearson Municipal Money Market Fund Inc. ("Shearson Money Market Fund") were merged into the Smith Barney Municipal Money Market Fund, Inc. pursuant to an Agreement and Plan of Reorganization dated July 29, 1994.

     The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. The Shearson Money Market Fund net assets at that date were $3,475,385,704. Directly after the merger the combined net assets in the Smith Barney Municipal Money Market Fund, Inc. were $4,637,032,195.

Smith Barney Municipal Money Market Fund, Inc.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
For a share of each class of capital stock outstanding throughout each period:


                                  1995(1)(2)     1995(2)    1994(2)      1993      1992       1991
======================================================================================================
Net Asset Value,
  Beginning of Period               $1.00        $1.00      $1.00       $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------
  Net investment income (3)         0.017        0.027      0.019       0.022      0.037      0.052
  Dividends from
    net investment income          (0.017)      (0.027)    (0.019)     (0.022)    (0.037)    (0.052)
------------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                     $1.00        $1.00      $1.00       $1.00      $1.00      $1.00
------------------------------------------------------------------------------------------------------
Total Return                         1.73%++      2.71%      1.89%       2.25%      3.73%      5.33%
------------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (in millions)      $4,914       $4,652      $1,291     $1,251     $1,355      $1,373
------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses (2) (3)                   0.61%+       0.61%       0.64%      0.62%      0.53%       0.52%
  Net investment income               3.43+       3.01        1.87       2.22       3.66        5.18
======================================================================================================

(1)  For the six months ended September 30, 1995 (unaudited).

(2) There are no material differences in expenses for the two classes of shares that currently exist. Therefore, the information provided is representative of each class of share outstanding during the period.

(3) The manager has waived a part of its fees for the six months ended September 30, 1995 and for the year ended March 31, 1995. If such fees were not waived, the per share decrease of net investment income would have been $0.0002 and $0.0002, for each period respectively, and the ratio of expenses to average net assets would have been 0.63% and 0.63%, for each period respectively.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+    Annualized.

Smith Barney

Municipal Money

Market Fund, Inc.

Directors

Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan
C. Richard Youngdahl


Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President and Treasurer

Karen L. Mahoney-Malcomson
Vice President

Lawrence T. McDermott
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

                                                                    SMITH BARNEY
                                                                  --------------

                                               A Member of TravelersGroup [Logo]

Investment Manager

Smith Barney Mutual
Funds Management Inc.


Distributor

Smith Barney Inc.

Custodian

PNC Bank

Shareholder
Servicing Agent

The Shareholder Services Group, Inc.
P.O. Box 1376
Boston, MA 02104

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.





Smith Barney
Municipal Money Market
Fund, Inc.
388 Greenwich Street
New York,  New York 10013


FD0801 11/95